CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) (USD $)	Common Stock	Paid-In Capital	Deficit Accumulated During Development Stage	Total
Beginning Balance, Amount at Dec. 31, 2012	$ 350	$ 34,650	$ (28,757)	$ 6,243
Beginning Balances, Shares at Dec. 31, 2012	3,500,000
Issuance of common stock, Shares	467,000
Issuance of common stock, Amount	47	23,303		23,350
Net loss for period			(54,218)	(54,218)
Ending Balance, Amount at Dec. 31, 2013	397	57,953	(82,975)	(24,625)
Ending Balance, Shares at Dec. 31, 2013	3,967,000
Issuance of common stock, Shares	165,000
Issuance of common stock, Amount	16	8,234		8,251
Net loss for period			(66,915)	(66,915)
Ending Balance, Amount at Jun. 30, 2014	$ 413	$ 66,187	$ (149,890)	$ (83,290)
Ending Balance, Shares at Jun. 30, 2014	4,132,000